12 Other Receivables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Other receivables		R$ 1,359,645	R$ 1,088,624
Other current receivables		514,185	426,865
Other noncurrent receivables		845,460	661,759
Fair Value Purchase And Sale Of Power In The Active Market [member]
Disclosure of fair value measurement of assets [line items]
Other receivables		689,531	460,635
Services In Progress [member]
Disclosure of fair value measurement of assets [line items]
Other receivables	[1]	260,348	228,593
Credits On Sales And Purchases Of Gas [member]
Disclosure of fair value measurement of assets [line items]
Other receivables		120,515	142,941
CDE Transfer [member]
Disclosure of fair value measurement of assets [line items]
Other receivables		60,433	61,898
Advance Payments To Suppliers [member]
Disclosure of fair value measurement of assets [line items]
Other receivables	[2]	36,609	24,073
Advance Payments To Employees [member]
Disclosure of fair value measurement of assets [line items]
Other receivables		17,785	20,427
Derivatives fair value - forward contract [member]
Disclosure of fair value measurement of assets [line items]
Other receivables		23,308
Decommissioning In Progress [member]
Disclosure of fair value measurement of assets [line items]
Other receivables		36,855	21,238
Advance For Severance Estate [member]
Disclosure of fair value measurement of assets [line items]
Other receivables		14,484	15,597
Tariff Flag [member]
Disclosure of fair value measurement of assets [line items]
Other receivables		7,194	19,545
Insurance entities [member]
Disclosure of fair value measurement of assets [line items]
Other receivables			24,574
Other receivables [member]
Disclosure of fair value measurement of assets [line items]
Other receivables		R$ 92,583	R$ 69,103

[1]	This item refers to services currently in progress within the Company, most of which are related to the Research and Development and Energy Efficiency programs, which upon conclusion are offset against the respective liability recorded for this purpose.
[2]	Advances to suppliers provided on contractual clauses.